Expense Example, No Redemption {- Franklin Strategic Mortgage Portfolio} - Franklin Strategic Mortgage Portfolio-21 - Franklin Strategic Mortgage Portfolio - Class C	Feb. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 144
3 Years	510
5 Years	900
10 Years	$ 1,995